Unaudited Interim Condensed Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Product sales	€ 69,665	€ 33,335
Other revenues	4,078	59,889
REVENUES	73,743	93,224
Cost of goods and services	(53,838)	(171,479)
Research and development expenses	(25,978)	(51,883)
Marketing and distribution expenses	(20,009)	(7,837)
General and administrative expenses	(22,899)	(16,031)
Other income and expenses, net	14,015	3,597
OPERATING LOSS	(34,966)	(150,410)
Finance income	504	35
Finance expenses	(8,879)	(8,199)
Foreign exchange gain/(loss), net	4,517	(10,657)
Result from investments in associates	0	9
LOSS BEFORE INCOME TAX	(38,824)	(169,222)
Income tax benefit/(expense)	3,778	(2,271)
LOSS FOR THE PERIOD	€ (35,046)	€ (171,493)
Losses per share for loss for the period attributable to the equity holders of the Company (expressed in € per share)
Basic losses per share for loss for the period attributable to the equity holders of the Company (in euro per share)	€ (0.25)	€ (1.58)
Diluted losses per share for loss for the period attributable to the equity holders of the Company (in euro per share)	€ (0.25)	€ (1.58)